Organization and Business Description (Details)	Aug. 15, 2023	Apr. 03, 2023	Mar. 07, 2023
Mr Liming Xu [Member]
Organization and Business Description [Line Items]
Equity Interest			52.00%
CF (HK) HEALTH TECHNOLOGY LIMITED [Member]
Organization and Business Description [Line Items]
Equity Interest	49.00%	100.00%
Shanghai Jinheyu Biotechnology Co., Ltd [Member]
Organization and Business Description [Line Items]
Equity Interest	51.00%